NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ (650)	$ 44,229
Net (loss) attributable to non-controlling interest	(19)	(48)
Purchase of non-controlling interest pursuant to Share Exchange Agreement		(44,824)
Non-controlling interest, at ending	(669)	(643)
I O X [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning		44,701
Net (loss) attributable to non-controlling interest		123
Purchase of non-controlling interest pursuant to Share Exchange Agreement		(44,824)
Non-controlling interest, at ending
Saugatuck And Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(650)	(472)
Net (loss) attributable to non-controlling interest	(19)	(171)
Purchase of non-controlling interest pursuant to Share Exchange Agreement
Non-controlling interest, at ending	$ (669)	$ (643)